Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	May 12, 2022	Feb. 01, 2022	Jan. 19, 2022
Disclosure of events after reporting period [Line Items]
Initial modernization payment			$ 15.0
Signature bonus			$ 1.0
Total modernization payment		$ 65.0
Due prior modernization payment		15.0
Instalments of modernization payment		10.0
Dividends paid, ordinary shares per share	$ 0.10
TransGlobes [Member]
Disclosure of events after reporting period [Line Items]
Modernization payment		$ 10.0